9. LOSS PER SHARE: Schedule of Basic and diluted loss per share (Tables)	12 Months Ended
Jan. 31, 2022
Tables/Schedules
Schedule of Basic and diluted loss per share
	2022	2021	2020

Basic and diluted loss per common share	$(2.05)	$(0.04)	$(0.06)

Weighted average number of common shares outstanding (basic and diluted)	16,773,544	16,766,969	13,366,052